Interest expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Interest and Debt Expense [Abstract]
Schedule Of Interest Expense

The following tables present the components of interest expense:

	For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Interest incurred on debt	$35,473	$12,086
Related party Promissory Note interest expense	5,090	—
Senior Note redemption premium	4,782	—
Accretion of fair value adjustment on Senior Notes	19,414	3,208
Accretion of original issue discount on 2018 Term Loans	357	—
Amortization of debt issuance costs	1,416	154

Total interest expense	$66,532	$15,448

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Interest incurred on debt	$24,060	$20,408	$7,694	$12,066
Amortization of discount on Senior Subordinated Notes	—	—	—	12,027
Accretion of fair value adjustment on Senior Notes	6,454	6,305	2,305	—
Amortization of debt issuance costs	309	201	—	2,118

Total interest expense	$30,823	$26,914	$9,999	$26,211